Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 7,803,550	$ 20,192,460
Restricted cash	1,796,993	769,233
Accounts receivable, net of allowance for doubtful accounts of $1,553,365 and $2,391,641, respectively	18,518,867	22,630,275
Notes receivable, net	8,797,326	7,661,035
Inventories	28,949,896	26,706,629
Advances to suppliers, net	2,829,893	2,105,902
Advances to suppliers, net – related parties	1,008,567
Other receivables, net	551,994	171,182
Total current assets	70,257,086	80,236,716
Property, plant and equipment, net	5,139,242	5,354,997
Land use rights, net	4,309,178	4,312,349
Long-term investments	12,647,037	12,515,817
Deferred tax assets	372,073	392,713
Other noncurrent assets, net	136,357	198,194
TOTAL ASSETS	92,860,973	103,010,786
Current liabilities:
Accounts payable	1,378,081	3,434,031
Accounts payable - related parties		3,692,394
Accrued expenses and other current liabilities	1,613,057	1,946,325
Notes payable	4,810,792	1,632,401
Advances from customers	1,535,878	2,393,021
Advances from customers - related parties	20,054	1,015,696
Short-term borrowings	2,494,513	4,442,870
Long-term borrowings - current portion	2,770	43,860
Taxes payable	2,988,446	4,009,849
Total current liabilities	14,843,591	22,610,447
Long-term borrowings	1,770,010	5,398,849
TOTAL LIABILITIES	16,913,837	28,326,976
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,259,182 and 14,259,182 shares issued and outstanding at March 31, 2024 and September 30, 2023	2,852	2,852
Additional paid-in capital	67,280,709	67,280,709
Statutory reserves	981,257	874,518
Retained earnings	7,377,465	6,679,692
Accumulated other comprehensive income (loss)	14,349	(428,779)
Total equity attributable to Huadi International Group Co., Ltd.	75,656,632	74,408,992
Equity attributable to non-controlling interests	290,504	274,818
Total shareholders’ equity	75,947,136	74,683,810
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	92,860,973	103,010,786
Related Party
Current liabilities:
Long-term borrowings	$ 300,236	$ 317,680